Fair value measurements	12 Months Ended
Mar. 31, 2024
Fair Value Disclosures [Abstract]
Fair value measurements
2. Fair value measurements:
The fair value of financial instruments
A significant amount of Nomura’s financial instruments are carried at fair value. Financial assets carried at fair value on a recurring basis are reported in the consolidated balance sheets within
Trading assets and private equity and debt investments, Loans and receivables, Collateralized agreements
and
Other assets
. Financial liabilities carried at fair value on a recurring basis are reported within
Trading liabilities, Short-term borrowings, Payables and deposits, Collateralized financing, Long-term borrowings
and
Other liabilities.
Other financial assets and financial liabilities are carried at fair value on a nonrecurring basis, where the primary measurement basis is not fair value but where fair value is used in specific circumstances after initial recognition, such as to measure impairment.
In all cases, fair value is determined in accordance with ASC 820 “
Fair Value Measurements and Disclosures
” (“ASC 820”) which defines fair value as the amount that would be exchanged to sell a financial asset or transfer a financial liability in an orderly transaction between market participants at the measurement date. It assumes that the transaction occurs in the principal market for the relevant financial assets or financial liabilities, or in the absence of a principal market, the most advantageous market.
Fair value is usually determined on an individual financial instrument basis consistent with the unit of account of the financial instrument. However, certain financial instruments managed on a portfolio basis are valued as a portfolio, namely based on the price that would be received to sell a net long position (i.e., a net financial asset) or transfer a net short position (i.e., a net financial liability) consistent with how market participants would price the net risk exposure at the measurement date.
Financial assets carried at fair value also include investments in certain funds where, as a practical expedient, fair value is determined on the basis of net asset value per share (“NAV per share”) if the NAV per share is calculated in accordance with certain industry standard principles.
Increases and decreases in the fair value of assets and liabilities may significantly impact Nomura’s position, performance, liquidity and capital resources. As explained below, valuation techniques applied contain inherent uncertainties and Nomura is unable to predict the accurate impact of future developments in the market. The valuation of financial instruments is more difficult during periods of market stress as a result of greater volatility and reduced price transparency and may therefore require the greater use of judgement in the determination of fair value. Where appropriate, Nomura uses economic hedging strategies to mitigate risk, although these hedges are also subject to unpredictable movements in the market.
Valuation methodology for financial instruments carried at fair value on a recurring basis
The fair value of financial instruments is based on quoted market prices including market indices, broker or dealer quotations or an estimation by management of the expected exit price under current market conditions. Various financial instruments, including cash instruments and over-the-counter
(“OTC”) contracts, have bid and offer prices that are observable in the market. These are measured at the point within the bid-offer
range which best represents Nomura’s estimate of fair value. Where quoted market prices or broker or dealer quotations are not available, prices for similar instruments or valuation pricing models are considered in the determination of fair value.
Where quoted prices are available in active markets, no valuation adjustments are taken to modify the fair value of assets or liabilities marked using such prices. Other instruments may be measured using valuation techniques, such as valuation pricing models incorporating observable valuation inputs, unobservable parameters or a combination of both. Valuation pricing models use valuation inputs which would be considered by market participants in valuing similar financial instruments.
Valuation pricing models and their underlying assumptions impact the amount and timing of unrealized and realized gains and losses recognized, and the use of different valuation pricing models or underlying assumptions could produce different financial results. Valuation uncertainty results from a variety of factors, including the valuation technique or model selected, the quantitative assumptions used within the valuation model, the inputs into the model, as well as other factors. Valuation adjustments are used to reflect the assessment of this uncertainty. Common valuation adjustments include model reserves, credit adjustments, close-out
adjustments, and other appropriate instrument-specific adjustments, such as those to reflect transfer or sale restrictions. Changes in these valuation adjustments may have a significant impact on our consolidated financial statements.
The level of adjustments is largely judgmental and is based on an assessment of the factors that management believe other market participants would use in determining the fair value of similar financial instruments. The type of adjustments taken, the methodology for the calculation of these adjustments, and the valuation inputs for these calculations are reassessed periodically to reflect current market practice and the availability of new information.
For example, the fair value of certain financial instruments includes adjustments for credit risk, both with regards to counterparty credit risk on positions held and Nomura’s own creditworthiness on positions issued. Credit risk on financial assets is significantly mitigated by credit enhancements such as collateral and netting arrangements. Any net credit exposure is measured using available and applicable valuation inputs for the relevant counterparty. The same approach is used to measure the credit exposure on Nomura’s financial liabilities as is used to measure counterparty credit risk on Nomura’s financial assets.
Such valuation pricing models are calibrated to the market on a regular basis and inputs used are adjusted for current market conditions and risks. The Valuation Model Validation Group within Nomura’s Risk Management Department reviews pricing models and assesses model appropriateness and consistency independently of the front office. The model reviews consider a number of factors about a model’s suitability for valuation and sensitivity of a particular product. Valuation models are calibrated to the market on a periodic basis by comparison to observable market pricing, comparison with alternative models and analysis of risk profiles.
As explained above, any changes in fixed income, equity, foreign exchange and commodity markets can impact Nomura’s estimates of fair value in the future, potentially affecting trading gains and losses. Where financial contracts have longer maturity dates, Nomura’s estimates of fair value may involve greater subjectivity due to the lack of transparent market data.
Fair value hierarchy
Certain financial instruments carried at fair value, including those carried at fair value using the fair value option, have been categorized into a three-level hierarchy (“fair value hierarchy”) based on the transparency of valuation inputs used by Nomura to estimate fair value. A financial instrument is classified in the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement of the financial instrument. The three levels of the fair value hierarchy are defined as follows, with Level 1 representing the most transparent inputs and Level 3 representing the least transparent inputs:
Level 1:
Observable valuation inputs that reflect quoted prices (unadjusted) for identical financial instruments traded in active markets at the measurement date.

Level 2:
Valuation inputs other than quoted prices included within Level 1 that are either directly or indirectly observable for the financial instrument.
Level 3:
Unobservable valuation inputs which reflect Nomura assumptions and specific data.
The availability of valuation inputs observable in the market varies by type of financial instrument and can be affected by a variety of factors. Significant factors include, but are not restricted to, the prevalence of similar financial instruments in the market, especially for those which are customized, how established the financial instrument is in the market, for example, whether it is a new financial instrument or is relatively mature, and the reliability of information provided in the market which would depend, for example, on the frequency and volume of current market data. A period of significant change in the market may reduce the availability of observable data. Under such circumstances, financial instruments may be reclassified into a lower level in the fair value hierarchy.
Significant judgments used in determining the classification of financial instruments include the nature of the market in which the financial instrument would be traded, the underlying risks, the type and liquidity of market data inputs and the nature of observed transactions for similar financial instruments.
Where valuation models include the use of valuation inputs which are less observable or unobservable in the market, significant management judgment is used in determining fair value. The valuations for Level 3 financial instruments, therefore, involve a greater degree of judgment than those valuations for Level 1 or Level 2 financial instruments.
Certain criteria used to determine whether a market is active or inactive include the number of transactions, the frequency that pricing is updated by other market participants, the variability of price quotes among market participants, and the amount of publicly available information.

The following tables present the amounts of Nomura’s financial instruments carried at fair value on a recurring basis as of March 31, 2023 and 2024 within the fair value hierarchy.

	Billions of yen
	March 31, 2023
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting (1)	Balance as of March 31, 2023
Assets:
Trading assets and private equity and debt investments (2)
Equities (3)	¥1,906	¥1,111	¥4	¥—	¥3,021
Private equity and debt investments (5)	25	—	52	—	77
Japanese government securities	1,627	—	—	—	1,627
Japanese agency and municipal securities	—	157	2	—	159
Foreign government, agency and municipal securities	3,566	2,221	8	—	5,795
Bank and corporate debt securities and loans for trading purposes	—	1,268	258	—	1,526
Commercial mortgage-backed securities (“CMBS”)	—	—	0	—	0
Residential mortgage-backed securities (“RMBS”)	—	3,402	8	—	3,410
Issued/Guaranteed by government sponsored entity	—	3,265	—	—	3,265
Other	—	137	8	—	145
Real estate-backed securities	—	58	95	—	153
Collateralized debt obligations (“CDOs”) and other (6)	—	35	28	—	63
Investment trust funds and other	307	3	2	—	312

Total trading assets and private equity and debt investments	7,431	8,255	457	—	16,143

Derivative assets (7)
Equity contracts	2	1,052	11	—	1,065
Interest rate contracts	73	12,593	133	—	12,799
Credit contracts	8	232	36	—	276
Foreign exchange contracts	0	4,171	49	—	4,220
Commodity contracts	1	2	—	—	3
Netting	—	—	—	(16,943)	(16,943)

Total derivative assets	84	18,050	229	(16,943)	1,420

Subtotal	¥7,515	¥26,305	¥686	¥(16,943)	¥17,563

Loans and receivables (8)	—	1,498	191	—	1,689
Collateralized agreements (9)	—	286	17	—	303
Other assets (2)
Non-trading debt securities	87	247	3	—	337
Other (3)(4)	188	164	196	—	548

Total	¥7,790	¥28,500	¥1,093	¥(16,943)	¥20,440

Liabilities:
Trading liabilities
Equities	¥2,068	¥13	¥1	¥—	¥2,082
Japanese government securities	1,469	—	—	—	1,469
Japanese agency and municipal securities	—	5	—	—	5
Foreign government, agency and municipal securities	3,579	1,021	0	—	4,600
Bank and corporate debt securities	—	232	3	—	235
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Investment trust funds and other	158	—	0	—	158

Total trading liabilities	7,274	1,271	4	—	8,549

Derivative liabilities (7)
Equity contracts	3	1,602	5	—	1,610
Interest rate contracts	45	12,080	122	—	12,247
Credit contracts	14	276	68	—	358
Foreign exchange contracts	0	4,090	30	—	4,120
Commodity contracts	—	3	—	—	3
Netting	—	—	—	(16,329)	(16,329)

Total derivative liabilities	62	18,051	225	(16,329)	2,009

Subtotal	¥7,336	¥19,322	¥229	¥(16,329)	¥10,558

Short-term borrowings (11)	¥ —	¥446	¥30	¥—	¥476
Payables and deposits (10)(12)	—	142	17	—	159
Collateralized financing (9)	—	749	—	—	749
Long-term borrowings (11)(13)(14)	27	4,437	493	—	4,957
Other liabilities (15)	108	175	21	—	304

Total	¥7,471	¥25,271	¥790	¥(16,329)	¥17,203

	Billions of yen
	March 31, 2024
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting (1)	Balance as of March 31, 2024
Assets:
Trading assets and private equity and debt investments (2)
Equities (3)	¥2,931	¥1,353	¥8	¥—	¥4,292
Private equity and debt investments (5)	—	3	80	—	83
Japanese government securities	1,919	—	—	—	1,919
Japanese agency and municipal securities	—	182	0	—	182
Foreign government, agency and municipal securities	3,677	2,450	3	—	6,130
Bank and corporate debt securities and loans for trading purposes	—	1,543	173	—	1,716
Commercial mortgage-backed securities (“CMBS”)	—	9	0	—	9
Residential mortgage-backed securities (“RMBS”)	—	3,071	35	—	3,106
Issued/Guaranteed by government sponsored entity	—	2,923	—	—	2,923
Other	—	148	35	—	183
Real estate-backed securities	—	37	122	—	159
Collateralized debt obligations (“CDOs”) and other (6)	—	35	46	—	81
Investment trust funds and other	393	1	3	—	397

Total trading assets and private equity and debt investments	8,920	8,684	470	—	18,074

Derivative assets (7)
Equity contracts	2	3,228	9	—	3,239
Interest rate contracts	17	12,766	146	—	12,929
Credit contracts	1	236	47	—	284
Foreign exchange contracts	1	4,836	47	—	4,884
Commodity contracts	1	2	—	—	3
Netting	—	—	—	(19,815)	(19,815)

Total derivative assets	22	21,068	249	(19,815)	1,524

Subtotal	¥8,942	¥29,752	¥719	¥(19,815)	¥19,598

Loans and receivables (8)	2	1,808	291	—	2,101
Collateralized agreements (9)	—	454	12	—	466
Other assets (2)
Non-trading debt securities	112	202	21	—	335
Other (3)(4)	371	59	253	—	683

Total	¥9,427	¥32,275	¥1,296	¥(19,815)	¥23,183

Liabilities:
Trading liabilities
Equities	¥2,597	¥28	¥0	¥—	¥2,625
Japanese government securities	2,098	—	—	—	2,098
Japanese agency and municipal securities	—	6	—	—	6
Foreign government, agency and municipal securities	3,206	645	—	—	3,851
Bank and corporate debt securities	—	175	1	—	176
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Investment trust funds and other	188	—	0	—	188

Total trading liabilities	8,089	854	1	—	8,944

Derivative liabilities (7)
Equity contracts	3	3,820	4	—	3,827
Interest rate contracts	18	12,102	114	—	12,234
Credit contracts	0	290	93	—	383
Foreign exchange contracts	0	4,620	44	—	4,664
Commodity contracts	0	5	—	—	5
Netting	—	—	—	(19,166)	(19,166)

Total derivative liabilities	21	20,837	255	(19,166)	1,947

Subtotal	¥8,110	¥21,691	¥256	¥(19,166)	¥10,891

Short-term borrowings (11)	¥—	¥628	¥23	¥—	¥651
Payables and deposits (10)(12)	—	168	15	—	183
Collateralized financing (9)	—	978	—	—	978
Long-term borrowings (11)(13)(14)	22	5,627	474	—	6,123
Other liabilities (15)	283	66	44	—	393

Total	¥8,415	¥29,158	¥812	¥(19,166)	¥19,219

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives assets or liabilities.

(2)
Investments that are carried at fair value using NAV per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2023 and March 31, 2024, the fair values of these investments which are included in
Trading assets and private equity and debt investments
were ¥47 billion and ¥59 billion, respectively. As of March 31, 2023 and March 31, 2024, the fair values of these investments which are included in
Other assets—Others
were ¥3 billion and ¥3 billion, respectively.

(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)
Includes equity investments which comprise listed and unlisted equity securities held for operating purposes in the amounts of ¥69,475 million and ¥28,185 million, respectively, as of March 31, 2023 and ¥78,708 million and ¥26,380 million, respectively, as of March 31, 2024.

(5)
Private equity and debt investments
include minority private equity and venture capital equity investments and other junior debt investments such as mezzanine debt held for non-trading
purposes, and
post-IPO
investments. These investments also include equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.

(6)	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
(7)	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
(8)	Includes loans and receivables for which the fair value option has been elected.
(9)	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
(10)	Includes deposits received at banks for which the fair value option has been elected.
(11)	Includes structured notes for which the fair value option has been elected.
(12)
Includes embedded derivatives bifurcated from deposits received at banks. Deposits are adjusted for fair value changes in corresponding embedded derivatives for presentation in the consolidated balance sheets.

(13)
Includes embedded derivatives bifurcated from issued structured notes. Structured notes are adjusted for fair value changes in corresponding embedded derivatives for presentation in the consolidated balance sheets

(14)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
(15)	Includes loan commitments for which the fair value option has been elected.
Valuation techniques by major class of financial instrument
The valuation techniques used by Nomura to estimate fair value for major classes of financial instruments, together with the significant inputs which determine classification in the fair value hierarchy, are as follows.
Equities
and equity securities reported within
Other assets
—
Equities and equity securities reported within
Other assets
include direct holdings of both listed and unlisted equity securities, and fund investments. The fair value of listed equity securities is determined using quoted prices for identical securities from active markets where available. These valuations should be in line with market practice and therefore can be based on bid prices or mid-market
prices. Nomura determines whether the market is active depending on the sufficiency and frequency of trading activity. Where these securities are classified in Level 1 of the fair value hierarchy, no valuation adjustments are made to fair value. Listed equity securities traded in inactive markets are also generally valued using the exchange price and are classified in Level 2. Whil
e
 rare in practice, Nomura may apply a discount or liquidity adjustment to the exchange price of a listed equity security traded in an inactive market if the exchange price is not considered to be an appropriate representation of fair value. These adjustments are determined by individual security and are not determined or influenced by the size of holding. The amount of such adjustments made to listed equity securities traded in inactive markets was ¥nil as of March 31, 2023 and 2024, respectively. The fair value of unlisted equity securities is determined using the same valuation technique as private equity and debt investments described below and are usually classified in Level 3 because significant valuation inputs such as liquidity discounts and credit spreads are unobservable.
Private equity and debt investments
—
The determination of fair value of unlisted equity and debt investments requires significant management judgment because the investments, by their nature, have little or no price transparency. Private equity and debt investments are initially carried at cost as an approximation of fair value. Adjustments to carrying value are made if there is third party evidence of a change in value. Adjustments are also made, in the absence of third party transactions, if it is determined that the expected exit price of the investment is different from carrying value. In reaching that determination, Nomura primarily uses either a discounted cash flow (“DCF”) or market multiple valuation technique. A DCF valuation technique incorporates estimated future cash flows to be generated from the investee, as adjusted for an appropriate growth rate discounted at a weighted average cost of capital (“WACC”). Market multiple valuation techniques include comparables such as Enterprise Value/Earnings before interest, taxes, depreciation and amortization (“EV/EBITDA”) ratios, Price/Earnings (“PE”) ratios, Price/Book ratios, Price/Embedded Value ratios and other multiples based on relationships between numbers reported in the financial statements of the investee and the price of comparable companies. A liquidity discount may also be applied to either a DCF or market multiple valuation to reflect the specific characteristics of the investee. The liquidity discount includes considerations for various uncertainties in the model and inputs to valuation. Where possible these valuations are compared with the operating cash flows and financial performance of the investee or properties relative to budgets or projections, PE data for similar quoted companies, trends within sectors and/or regions and any specific rights or terms associated with the investment, such as conversion features and liquidation preferences. Private equity and debt investments are generally classified in Level 3 since the valuation inputs such as those mentioned above are usually unobservable.
Government, agency and municipal securities
—
The fair value of Japanese and other G7 government securities is primarily determined using quoted market prices, executable broker or dealer quotations, or alternative pricing sources. These securities are traded in active markets and therefore are classified within Level 1 of the fair value hierarchy.
Non-G7
government securities, agency securities and municipal securities are valued using similar pricing sources but are generally classified in Level 2 as they are traded in inactive markets. Certain non-G7
securities may be classified in Level 1 because they are traded in active markets. Certain securities may be classified in Level 3 because they are traded infrequently and there is not sufficient information from comparable securities to classify them in Level 2. These are valued using DCF valuation techniques which include significant unobservable valuation inputs such as credit spreads of the issuer.
Bank and corporate debt securities
—
The fair value of bank and corporate debt securities is primarily determined using broker or dealer quotations and recent market transactions of identical or similar debt securities if available, but also using DCF valuation techniques. Consideration is given to the nature of the broker and dealer quotations, namely whether these are indicative or executable, the number of available quotations and how these quotations compare to any available recent market activity or alternative pricing sources. The significant valuation inputs used for DCF valuations are yield curves, asset swap spreads, recovery rates and credit spreads of the issuer. Bank and corporate debt securities are generally classified in Level 2 because these valuation inputs are usually observable or market-corroborated. Certain bank and corporate debt securities will be classified in Level 3 because they are traded infrequently and there is insufficient information from comparable securities to classify them in Level 2, or credit spreads or recovery rates of the issuer used in DCF valuations are unobservable.
Commercial mortgage-backed securities (“CMBS”)
and
Residential mortgage-backed securities (“RMBS”)
—
The fair value of CMBS and RMBS are primarily determined using DCF valuation techniques but also using broker or dealer quotations and recent market transactions of identical or similar securities, if available. Consideration is given to the nature of the broker and dealer quotations, namely whether these are indicative or executable, the number of available quotations and how these quotations compare to any available recent market activity or alternative pricing sources. The significant valuation inputs include yields, prepayment rates, default probabilities and loss severities. CMBS and RMBS securities are generally classified in Level 2 because these valuation inputs are observable or market-corroborated. Certain CMBS and RMBS positions will be classified in Level 3 because they are traded infrequently and there is insufficient information from comparable securities to classify them in Level 2, or one or more of the significant valuation inputs used in DCF valuations are unobservable.

Real estate-backed securities
—
The fair value of real estate-backed securities is determined using broker or dealer quotations, recent market transactions or by reference to a comparable market index. Consideration is given to the nature of the broker and dealer quotations, namely whether these are indicative or executable, the number of available quotations and how these quotations compare to any available recent market activity or alternative pricing sources. Where all significant inputs are observable, the securities will be classified in Level 2. For certain securities, no direct pricing sources or comparable securities or indices may be available. These securities are valued using DCF or valuation techniques and are classified in Level 3 as the valuation includes significant unobservable valuation inputs such as yields or loss severities.
Collateralized debt obligations (“CDOs”) and other
—
The fair value of CDOs is primarily determined using DCF valuation techniques but also using broker or dealer quotations and recent market transactions of identical or similar securities, if available. Consideration is given to the nature of the broker and dealer quotations, namely whether these are indicative or executable, the number of available quotations and how these quotations compare to any available recent market activity or alternative pricing sources. The significant valuation inputs used include market spread data for each credit rating, yields, prepayment rates, default probabilities and loss severities. CDOs are generally classified in Level 2 because these valuation inputs are observable or market-corroborated. CDOs will be classified in Level 3 where one or more of the significant valuation inputs used in the DCF valuations are unobservable.
Investment trust funds and other
—
Publicly traded funds which are valued based on quoted prices in active markets are classified in Level 1 of the fair value hierarchy. Investments in funds that are not publicly traded but Nomura has the ability to redeem its investment at NAV per share on the balance sheet date are valued at NAV and classified in Level 2. Investments in funds which are valued using significant unobservable valuation inputs such as credit spreads of issuer and correlation are classified in Level 3. Investment in funds that are carried at fair value using NAV per share as a practical expedient are not classified in the fair value hierarchy.
Derivatives
—
Equity contracts
—
Nomura enters into both exchange-traded and OTC equity derivative transactions such as index and equity options, equity basket options and index and equity swaps. Where these derivatives are traded in active markets and the exchange price is representative of fair value, the fair value of exchange-traded equity derivatives is determined using an unadjusted exchange price and classified in Level 1 of the fair value hierarchy. The fair value of exchange-traded equity derivatives which are traded in inactive markets or where the exchange price is not representative of fair value is determined using a model price and are classified in Level 2. The fair value of OTC equity derivatives is determined through option models such as Black-Scholes and Monte Carlo simulation. The significant valuation inputs used include equity prices, dividend yields, volatilities and correlations. Valuation adjustments are also made to model valuations in order to reflect counterparty credit risk on derivative assets and Nomura’s own creditworthiness on derivative liabilities. OTC equity derivatives are generally classified in Level 2 because all significant valuation inputs and adjustments are observable or market-corroborated. Certain less liquid vanilla or more complex equity derivatives are classified in Level 3 where dividend yield, volatility or correlation valuation inputs are significant and unobservable.
Derivatives
—
Interest rate contracts
—
Nomura enters into both exchange-traded and OTC interest rate derivative transactions such as interest rate swaps, currency swaps, interest rate options, forward rate agreements, swaptions, caps and floors. Where these derivatives are traded in active markets and the exchange price is representative of fair value, the fair value of exchange-traded interest rate derivatives is determined using an unadjusted exchange price and classified in Level 1 of the fair value hierarchy. The fair value of exchange-traded interest rate derivatives which are traded in inactive markets or where the exchange price is not representative of fair value is determined using a model price and are classified in Level 2. The fair value of OTC interest rate derivatives is determined through DCF valuation techniques as well as option models such as Black-Scholes or
Monte Carlo simulation. The significant valuation inputs used include interest rates, forward foreign exchange (“FX”) rates, volatilities and correlations. Valuation adjustments are also made to model valuations in order to reflect counterparty credit risk on derivative assets and Nomura’s own creditworthiness on derivative liabilities. OTC interest rate derivatives are generally classified in Level 2 because all significant valuation inputs and adjustments are observable or market-corroborated. Certain less liquid vanilla or more complex OTC interest rate derivatives are classified in Level 3 where interest rate, volatility or correlation valuation inputs are significant and unobservable.
Derivatives
—
Credit contracts
—
Nomura enters into OTC credit derivative transactions such as credit default swaps and credit options on single names, indices or baskets of assets. The fair value of OTC credit derivatives is determined through DCF valuation techniques as well as option models such as Black-Scholes or Monte Carlo simulation. The significant valuation inputs used include interest rates, credit spreads, recovery rates, default probabilities, volatilities and correlations. Valuation adjustments are also made to model valuations in order to reflect counterparty credit risk on derivative assets and Nomura’s own creditworthiness on derivative liabilities. OTC credit derivatives are generally classified in Level 2 of the fair value hierarchy because all significant valuation inputs and adjustments are observable or market-corroborated. Certain less liquid vanilla or more complex OTC credit derivatives are classified in Level 3 where credit spread, recovery rate, volatility or correlation valuation inputs are significant and unobservable.
Derivatives
—
Foreign exchange contracts
—
Nomura enters into both exchange-traded and OTC foreign exchange derivative transactions such as foreign exchange forwards and currency options. The fair value of exchange-traded foreign exchange derivatives which are traded in inactive markets or where the exchange price is not representative of fair value is determined using a model price and are classified in Level 2. The fair value of OTC foreign exchange derivatives is determined through DCF valuation techniques as well as option models such as Black-Scholes or Monte Carlo simulation. The significant valuation inputs used include interest rates, forward FX rates, spot FX rates and volatilities. Valuation adjustments are also made to model valuations in order to reflect counterparty credit risk on derivative assets and Nomura’s own creditworthiness on derivative liabilities. OTC foreign exchange derivatives are generally classified in Level 2 because all significant valuation inputs and adjustments are observable or market-corroborated. Certain foreign exchange derivatives are classified in Level 3 where interest rates, volatility or correlation valuation inputs are significant and unobservable.
Nomura includes valuation adjustments in its estimation of fair value of certain OTC derivatives relating to funding costs associated with these transactions to be consistent with how market participants in the principal market for these derivatives would determine fair value.
Loans and receivables
—
The fair value of loans and receivables carried at fair value either as trading assets or through election of the fair value option is primarily determined using DCF valuation techniques as quoted prices are typically not available. The significant valuation inputs used are similar to those used in the valuation of corporate debt securities described above. Loans and receivables are generally classified in Level 2 of the fair value hierarchy because all significant valuation inputs are observable. Certain loans and receivables, however, are classified in Level 3 because they are traded infrequently and there is not sufficient information from comparable securities to classify them in Level 2 or credit spreads of the issuer or recovery rates used in DCF valuations are significant and unobservable.
Collateralized agreements
and
Collateralized financing
—
The primary types of collateralized agreement and financing transactions carried at fair value are reverse repurchase and repurchase agreements elected for the fair value option. The fair value of these financial instruments is primarily determined using DCF valuation techniques. The significant valuation inputs used include interest rates and collateral funding spreads such as general collateral or special rates. Reverse repurchase and repurchase agreements are generally classified in Level 2 of the fair value hierarchy because these valuation inputs are usually observable.
Non-trading
debt securities
—
These are debt securities held by certain
non-trading
subsidiaries in the group and are valued and classified in the fair value hierarchy using the same valuation techniques used for other debt securities classified as
Government, agency and municipal securities
and
Bank and corporate debt securities
described above.
Short-term
and
long-term borrowings (“Structured notes”)
—
Structured notes are debt securities issued by Nomura or by consolidated variable interest entities (“VIEs”) which contain embedded features that alter the return to the investor from simply receiving a fixed or floating rate of interest to a return that depends upon some other variables, such as an equity or equity index, commodity price, foreign exchange rate, credit rating of a third party or a more complex interest rate (i.e., an embedded derivative).
The fair value of structured notes is determined using quoted prices in active markets for the identical instrument if available, and where not available, using a mixture of valuation techniques that use the quoted price of the identical liability when traded as an asset, quoted prices for similar liabilities, similar liabilities when traded as assets, or an internal model which combines DCF valuation techniques and option pricing models, depending on the nature of the embedded features within the structured note. Where an internal model is used, Nomura estimates the fair value of both the underlying debt instrument and the embedded derivative components. The significant valuation inputs used to estimate the fair value of the debt instrument component include yield curves, prepayment rates, default probabilities and loss severities. The significant valuation inputs used to estimate the fair value of the embedded derivative component are the same as those used for the relevant type of freestanding OTC derivative discussed above. A valuation adjustment is also made to the entire structured note in order to reflect Nomura’s own creditworthiness. This adjustment is determined based on recent observable secondary market transactions and executable broker quotes involving Nomura debt instruments and is therefore typically treated as a Level 2 valuation input. Structured notes are generally classified in Level 2 of the fair value hierarchy as all significant valuation inputs and adjustments are observable. Where any unobservable valuation inputs are significant, such as yields, prepayment rates, default probabilities, loss severities, volatilities and correlations used to estimate the fair value of the embedded derivative component, structured notes are classified in Level 3.
Long-term borrowings (“Secured financing transactions”)
—
Secured financing transactions are liabilities recognized when a transfer of a financial asset does not meet the criteria for sales accounting under ASC 860 “
Transfer and Servicing
” (“ASC 860”) and therefore the transaction is accounted for as a secured borrowing. These liabilities are valued using the same valuation techniques that are applied to the transferred financial assets which remain on the consolidated balance sheets and are therefore classified in the same level in the fair value hierarchy as the transferred financial assets. These liabilities do not provide general recourse to Nomura and therefore, no adjustment is made to reflect Nomura’s own creditworthiness.
Level 3 financial instruments
The valuation of Level 3 financial instruments is dependent on certain significant valuation inputs which are unobservable. Common characteristics of an inactive market include a low number of transactions of the financial instrument, stale or non-current
price quotes, price quotes that vary substantially either over time or among market makers, non-executable
broker quotes or little publicly released information.
If corroborative evidence is not available to value Level 3 financial instruments, fair value may be measured using other equivalent products in the market. The level of correlation between the specific Level 3 financial instrument and the available benchmark instrument is considered as an unobservable valuation input. Other techniques for determining an appropriate value for unobservable valuation input may consider information such as consensus pricing data among certain market participants, historical trends, extrapolation from observable market data and other information Nomura would expect market participants to use in valuing similar instruments.
Use of reasonably possible alternative valuation input assumptions to value Level 3 financial instruments will significantly influence fair value determination. Ultimately, the uncertainties described above about input assumptions imply that the fair value of Level 3 financial instruments is a judgmental estimate. The specific valuation for each instrument is based on management’s judgment of prevailing market conditions, in accordance with Nomura’s established valuation policies and procedures.
Quantitative and qualitative information regarding significant unobservable valuation inputs
The following tables present quantitative and qualitative information about the significant unobservable valuation inputs used by Nomura to measure the fair value of financial instruments classified in Level 3 as of March 31, 2023 and 2024. These financial instruments will also typically include observable valuation inputs (i.e., Level 1 or Level 2 valuation inputs) which are not included in the table and are also often hedged using financial instruments which are classified in Level 1 or Level 2 of the fair value hierarchy. Changes in each of these significant unobservable valuation inputs used by Nomura will impact upon the fair value measurement of the financial instrument. The following tables also illustrate qualitatively how an increase in those significant unobservable valuation inputs might result in a higher or lower fair value measurement at the reporting date and the interrelationship between significant unobservable valuation inputs where more than one is used to determine fair value measurement of the financial instruments.

	March 31, 2023
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Assets:
Trading assets and private equity and debt investments
Equities	¥4	DCF	Liquidity discounts	75.0%	75.0%	Lower fair value	Not applicable

Private equity and debt investments	52	DCF	WACC Growth rates Credit spreads Liquidity discounts	5.5 – 17.5% 0.0 – 2.0% 7.5 – 10.9% 5.0 – 30.0%	10.1% 0.7% 9.8% 17.1%	Lower fair value Higher fair value Lower fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios	2.0 – 11.7 x	8.4 x	Higher fair value	No predictable interrelationship
			PE Ratios	11.3 – 24.3 x	14.4 x	Higher fair value
			Liquidity discounts	5.0 – 20.0%	11.0%	Lower fair value

Foreign government, agency and municipal securities	8	DCF	Credit spreads Recovery rates	0.0 – 1.7% 6.3 – 18.0%	0.7% 8.1%	Lower fair value Higher fair value	No predictable interrelationship

Bank and corporate debt securities and loans for trading purposes	258	DCF	Credit spreads Recovery rates	0.0 – 21.8% 0.0 – 100.0%	5.7% 83.1%	Lower fair value Higher fair value	No predictable interrelationship

	March 31, 2023
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)

Residential mortgage backed securities (“RMBS”)	8	DCF	Yields Prepayment rates Loss severities	17.7 – 28.6% 12.0 – 15.0% 0.4 – 99.6%	24.3% 13.2% 20.3%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	95	DCF	Loss severities	1.3 – 70.0%	9.2%	Lower fair value	Not applicable

Collateralized debt obligations (“CDOs”) and other	28	DCF	Yields Prepayment rates Default probabilities Loss severities	6.0 – 38.9% 18.0 – 20.0% 2.0% 50.0 – 100.0%	13.9% 19.0% 2.0% 52.6%	Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

Investment trust funds and other	2	DCF	Liquidity discounts	0.0 – 2.0%	1.0%	Lower fair value	Not applicable

Derivatives, net:
Equity contracts	¥6	Option models	Dividend yield Volatilities Correlations	0.0 – 25.1% 15.4 – 108.6% (0.85) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	11	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	1.0 – 4.4% 10.7 – 14.1% 38.5 – 147.4 bp (1.00) – 1 .00	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	(32)	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.1 – 348.3% 0.0 – 90.0% 55.5 – 61.1% 0.23 – 0.9 0	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	19	Option models	Volatilities Correlations	1.0 – 23.6% 0.18 – 0.74	— —	Higher fair value Higher fair value	No predictable interrelationship

Loans and receivables	191	DCF	Credit spreads Recovery rates	0.0 – 25.8% 22.1 – 100.0%	7.1% 74.5%	Lower fair value Higher fair value	No predictable interrelationship

Collateralized agreements	17	DCF	Repo rate	2.8 – 6.0%	3.4%	Lower fair value	Not applicable

Other assets
Non-trading debt securities	3	DCF	Credit spreads	0.0%	0.0%	Lower fair value	Not applicable

Other (7)	196	DCF	WACC Growth rates	11.2% 3.0%	11.2% 3.0%	Lower fair value Higher fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Price/Book ratios Liquidity discounts	4.0 – 5.4 x 7.4 – 30.8 x 0.3 – 1.6 x 25.0 – 30.0%	4.4 x 10.3 x 0.8 x 29.8%	Higher fair value Higher fair value Higher fair value Lower fair value	Generally changes in multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

	March 31, 2023
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)

Liabilities:
Trading Liabilities
Bank and corporate debt securities	3	DCF	Recovery rates	4.5 – 95.0%	65.5%	Higher fair value	Not applicable

Short-term borrowings	30	DCF/ Option models	Volatilities Correlations	15.4 – 100.6% (0.80) – 0.95	— —	Higher fair value Higher fair value	No predictable interrelationship

Payable and deposits	17	DCF/ Option models	Volatilities Correlations	10.7 – 11.3% 0.40 – 0.98	— —	Higher fair value Higher fair value	No predictable interrelationship

Long-term borrowings	493	DCF	Loss severities	0.0 – 30.0%	9.0%	Lower fair value	Not applicable

		DCF/ Option models	Volatilities Volatilities Correlations	10.5 – 100.6% 51.9 – 63.6 bp (1.00) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Other liabilities	21	DCF	Recovery rates	40.0 – 98.5%	89.9%	Higher fair value	Not applicable

	March 31, 2024
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Assets:
Trading assets and private equity and debt investments
Equities	¥8	DCF	Liquidity discounts	75.0%	75.0%	Lower fair value	Not applicable

Private equity and debt investments	80	DCF	WACC Growth rates Credit spreads Liquidity discounts	5.5 – 17.0% 0.0 – 2.0% 7.9 – 11.0% 5.0 – 30.0%	9.2% 0.6% 9.6% 15.2%	Lower fair value Higher fair value Lower fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios	3.4 – 12 .0 x	9.2 x	Higher fair value	No predictable interrelationship
			PE Ratios	11.9 – 28.7 x	16.0 x	Higher fair value
			Liquidity discounts	5.0 – 20.0%	10.0%	Lower fair value

Foreign government, agency and municipal securities	3	DCF	Credit spreads Recovery rates	0.0 – 1.3% 0.5 – 12.0%	0.6% 1.7%	Lower fair value Higher fair value	No predictable interrelationship

Bank and corporate debt securities and loans for trading purposes	173	DCF	Credit spreads Recovery rates	0.0 – 29.2% 0.0 – 100.0%	6.6% 74.7%	Lower fair value Higher fair value	No predictable interrelationship

	March 31, 2024
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Residential mortgage backed securities (“RMBS”)	35	DCF	Yields Prepayment rates Loss severities	18.3 – 41.9% 12 .0 – 15 .0% 0.0 – 100 .0%	30.9% 13.4% 68.3%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	122	DCF	Loss severities	0.0 – 26.1%	3.5%	Lower fair value	Not applicable

Collateralized debt obligations (“CDOs”) and other	46	DCF	Yields Prepayment rates Default probabilities Loss severities Credit spreads	5.5 – 50.4% 20 .0% 2 .0% 0.0 – 100 .0% 0.0 – 0.1%	12.4% 20 .0% 2 .0% 37.6% 0.0%	Lower fair value Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

Investment trust funds and other	3	DCF	Liquidity discounts	0.0 – 3.9%	2.7%	Lower fair value	Not applicable

Derivatives, net:
Equity contracts	¥5	Option models	Dividend yield Volatilities Correlations	0.0 – 11.6% 4.4 – 140.8% (0.95) – 0.99	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	32	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	0.6 – 4.5% 10.1 – 13.6% 24.3 – 401.5 bp (1 .00 ) – 1 .00	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	(46)	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.0 – 21 .0% 15 .0 – 100 .0% 35 .0 – 47.9% 0.24 – 0.85	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	3	Option models	Volatilities Correlations	6.5 – 18.9% 0.21 – 0.7 0	— —	Higher fair value Higher fair value	No predictable interrelationship

Loans and receivables	291	DCF	Credit spreads Recovery rates	0.0 – 33.6% 42.1 – 100 .0%	8.1% 90.3%	Lower fair value Higher fair value	No predictable interrelationship

Collateralized agreements	12	DCF	Repo rate	3.1%	3.1%	Lower fair value	Not applicable

Other assets
Non-trading debt securities	21	DCF	Credit spreads	4.8 – 6.3%	5 .0%	Lower fair value	Not applicable

Other (7)	253	DCF	WACC Growth rates	11.1% 3 .0%	11.1% 3 .0%	Lower fair value Higher fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Price/Book ratios Liquidity discounts	4.2 – 6.9 x 7.9 – 35.9 x 0.4 – 1.5 x 25.0 – 30.0%	5.2 x 13.6 x 0.9 x 29.7%	Higher fair value Higher fair value Higher fair value Lower fair value	Generally changes in multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

	March 31, 2024
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Liabilities:
Short-term borrowings	23	DCF/ option models	Volatilities Correlations	5 .0 – 63.8% (0.83) – 0.97	— —	Higher fair value Higher fair value	No predictable interrelationship

Payable and deposits	15	DCF/ option models	Volatilities Correlations	10.3– 11.0% 0.4 0 – 0.98	— —	Higher fair value Higher fair value	No predictable interrelationship

Long-term borrowings	474	DCF	Loss severities	17.9 – 99.3%	95.6%	Lower fair value	Not applicable

		DCF/ Option models	Volatilities	5 .0 – 63.8%	—	Higher fair value	No predictable interrelationship
			Volatilities Correlations	37.8 – 97.6 bp (1 .00) – 0.98	— —	Higher fair value Higher fair value

Other liabilities	44	DCF	Recovery rates	40 .0 – 94 .0%	85.5%	Higher fair value	Not applicable

(1)
Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.

(2)	Weighted average information for non-derivatives is calculated by weighting each valuation input by the fair value of the financial instrument.
(3)	Nomura has not provided weighted average information for derivatives as unlike cash products the risk on such products is distinct from the balance sheet value and is subject to netting.
(4)
The above table only considers the impact of an increase in each significant unobservable valuation input on the fair value measurement of the financial instrument. However, a decrease in the significant unobservable valuation input would have the opposite effect on the fair value measurement of the financial instrument. For example, if an increase in a significant unobservable valuation input would result in a lower fair value measurement, a decrease in the significant unobservable valuation input would result in a higher fair value measurement.

(5)
The impact of an increase in the significant unobservable valuation input on the fair value measurement for a derivative assumes Nomura is long risk to the input (such as being long volatility). Where Nomura is short such risk, the impact of an increase would have a converse effect on the fair value measurement of the derivative.

(6)
Consideration of the interrelationships between significant unobservable valuation inputs is only relevant where more than one unobservable valuation input is used to determine the fair value measurement of the financial instrument.

(7)	Valuation techniques and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.
Qualitative discussion of the ranges of significant unobservable valuation inputs
The following comments present qualitative discussion about the significant unobservable valuation inputs used by Nomura for financial instruments classified in Level 3.
Derivatives
—Equity contracts
—The significant unobservable valuation inputs are dividend yield, volatilities and correlations. The range of dividend yields varies as some companies do not pay any dividends, for example due to a lack of profits or as a policy during a growth period, and hence have a zero dividend yield while others may pay high dividends, for example to return money to investors. The range of volatilities is wide as the volatilities of shorter-dated equity derivatives or those based on single equity securities can be higher than those of longer-dated instruments or those based on indices. Correlations represent the relationships between one input and another (“pairs”) and can either be positive or negative amounts. The range of correlations moves from positive to negative because the movement of some pairs is very closely related and in the same direction causing highly positive correlations while others generally move in opposite directions causing highly negative correlations with pairs that have differing relationships throughout the range.

D
eriva
tives
—Interest rate contracts
—The significant unobservable valuation inputs are interest rates, volatilities and correlations. The range of interest rates is due to interest rates in different countries/currencies being at different levels. The range of volatilities is wide as volatilities of shorter-dated interest rate derivatives are typically higher than those of longer-dated instruments. The range of correlations moves from positive to negative because the movement of some pairs is very closely related and in the same direction causing highly positive correlations while others generally move in opposite directions causing highly negative correlations with pairs that have differing relationships through the range. All significant unobservable valuation inputs are spread across the ranges.
Derivatives
—Credit contracts
—The significant unobservable valuation inputs are credit spreads, recovery rates, volatilities and correlations. The range of credit spreads reflects the different risk of default present within the portfolio. At the low end of the range, underlying reference names have a very limited risk of default whereas at the high end of the range, underlying reference names have a much greater risk of default. The range of recovery rates varies primarily due to the seniority of the underlying exposure with senior exposures having a higher recovery than subordinated exposures. The range of volatilities is wide as the volatilities of shorter-dated credit contracts are typically higher than those of longer-dated instruments. The correlation range is positive since credit spread moves are generally in the same direction. Highly positive correlations are those for which the movement is very closely related and in the same direction, with correlation falling as the relationship becomes less strong.
Derivatives
—Foreign exchange contracts
—The significant unobservable valuation inputs are interest rates, volatilities and correlations. The range of interest rates is due to interest rates in different countries/currencies being at different levels with some countries having extremely low levels and others being at levels that while still relatively low are less so. The range of volatilities is mainly due to the lower end of the range arising from currencies that trade in narrow ranges (e.g., versus the U.S. Dollar) while the higher end comes from currencies with a greater range of movement such as emerging market currencies. The range of correlations moves from positive to negative because the movement of some pairs is very closely related and in the same direction causing highly positive correlations while others generally move in opposite directions causing highly negative correlations with pairs that have differing relationships through the range.
Short-term borrowings and Long-term borrowings
—The significant unobservable valuation inputs are yields, prepayment rates, default probabilities, loss severities, volatilities and correlations. The range of volatilities is wide as the volatilities of shorter-dated instruments are typically higher than those in longer-dated instruments. The range of correlations moves from positive to negative because the movement of some pairs is very closely related and in the same direction causing highly positive correlations while others generally move in opposite directions causing highly negative correlations with pairs that have differing relationships through the range.
Movements in Level 3 financial instruments
The following tables present gains and losses as well as increases and decreases of financial instruments carried at fair value on a recurring basis which Nomura classified in Level 3 of the fair value hierarchy for the years ended March 31, 2023 and 2024. Financial instruments classified in Level 3 are often hedged with instruments within Level 1 or Level 2 of the fair value hierarchy. The gains or losses presented below do not reflect the offsetting gains or losses for these hedging instruments. Level 3 financial instruments are also measured using both observable and unobservable valuation inputs. Fair value changes presented below, therefore, reflect realized and unrealized gains and losses resulting from movements in both observable and unobservable valuation inputs.
For the years ended March 31, 2023 and 2024, gains and losses related to Level 3 assets and liabilities d id
not have a material impact on Nomura’s liquidity and capital resources manageme
n
t.

		Billions of yen
		Year ended March 31, 2023
	Balance as of April 1, 2022	Total gains (losses) recognized in net revenu e (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)	Balance as of March 31, 2023
Assets:
Trading assets and private equity and debt investments
Equities	¥14	¥(2)	¥—	¥11	¥(13)	¥—	¥1	¥1	¥(8)	¥4
Private equity and debt investments	32	11	—	27	(18)	—	0	—	—	52
Japanese agency and municipal securities	2	0	—	0	0	—	—	—	—	2
Foreign government, agency and municipal securities	10	0	—	15	(17)	—	0	1	(1)	8
Bank and corporate debt securities and loans for trading purposes	220	(3)	—	273	(266)	—	13	100	(79)	258
Commercial mortgage-backed securities (“CMBS”)	7	0	—	0	0	—	—	0	(7)	0
Residential mortgage-backed securities (“RMBS”)	8	(1)	—	3	(12)	—	0	10	0	8
Real estate-backed securities	79	(10)	—	160	(141)	—	7	—	—	95
Collateralized debt obligations (“CDOs”) and other	26	(6)	—	69	(69)	—	2	10	(4)	28
Investment trust funds and other	0	0	—	64	(62)	—	0	0	—	2

Total trading assets and private equity and debt investments	398	(11)	—	622	(598)	—	23	122	(99)	457

Derivatives, net (3)
Equity contracts	10	(4)	—	—	—	(23)	(4)	11	16	6
Interest rate contracts	(11)	(6)	—	—	—	14	1	9	4	11
Credit contracts	(33)	24	—	—	—	(5)	(3)	0	(15)	(32)
Foreign exchange contracts	10	2	—	—	—	5	2	0	0	19

Total derivatives, net	(24)	16	—	—	—	(9)	(4)	20	5	4

Subtotal	¥374	¥5	¥—	¥622	¥(598)	¥(9)	¥19	¥142	¥(94)	¥461

Loans and receivables	¥205	¥21	¥—	¥85	¥(123)	¥—	¥12	¥65	¥(74)	¥191
Collateralized agreements	16	0	—	—	—	—	1	—	—	17
Other assets
Non-trading debt securities	—	0	—	0	—	—	1	2	—	3
Other	197	(12)	0	10	(14)	—	14	1	—	196

Total	¥792	¥14	¥0	¥717	¥(735)	¥(9)	¥47	¥210	¥(168)	¥868

Liabilities:
Trading liabilities
Equities	¥0	¥(1)	¥—	¥0	¥(2)	¥—	¥0	¥2	¥—	¥1
Foreign government, agency and municipal securities	0	0	—	—	—	—	0	—	—	0
Bank and corporate debt securities	3	0	—	2	(6)	—	0	7	(3)	3
Collateralized debt obligations (“CDOs”) and other	0	—	—	1	(1)	—	0	—	—	—
Investment trust funds and other	0	0	—	0	0	—	0	—	—	0

Total trading liabilities	¥3	¥(1)	¥—	¥3	¥(9)	¥—	¥0	¥9	¥(3)	¥4

Short-term borrowings	58	(4)	0	43	(32)	—	0	10	(53)	30
Payables and deposits	8	1	0	17	0	—	—	8	(15)	17
Long-term borrowings	479	4	7	238	(152)	—	2	114	(177)	493
Other liabilities	32	16	—	5	(2)	—	3	0	(1)	21

Total	¥580	¥16	¥7	¥306	¥(195)	¥—	¥5	¥141	¥(249)	¥565

		Billions of yen
		Year ended March 31, 2024
	Balance as of April 1, 2023	Total gains (losses) recognized in net revenu e (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)	Balance as of March 31, 2024
Assets:
Trading assets and private equity and debt investments
Equities	¥4	¥0	¥—	¥28	¥(21)	¥—	¥1	¥3	¥(7)	¥8
Private equity and debt investments	52	12	—	18	(3)	—	1	—	—	80
Japanese agency and municipal securities	2	—	—	—	0	—	—	—	(2)	0
Foreign government, agency and municipal securities	8	1	—	5	(8)	—	0	3	(6)	3
Bank and corporate debt securities and loans for trading purposes	258	(2)	—	322	(410)	—	23	45	(63)	173
Commercial mortgage-backed securities (“CMBS”)	0	0	—	0	0	—	—	—	—	0
Residential mortgage-backed securities (“RMBS”)	8	0	—	34	(8)	—	1	—	0	35
Real estate-backed securities	95	(1)	—	241	(227)	—	14	—	—	122
Collateralized debt obligations (“CDOs”) and other	28	(2)	—	124	(102)	—	2	0	(4)	46
Investment trust funds and other	2	0	—	48	(47)	—	0	—	0	3

Total trading assets and private equity and debt investments	457	8	—	820	(826)	—	42	51	(82)	470

Derivatives, net (3)
Equity contracts	6	(1)	—	—	—	(4)	1	4	(1)	5
Interest rate contracts	11	(5)	—	—	—	(5)	3	(21)	49	32
Credit contracts	(32)	(3)	—	—	—	6	(4)	(5)	(8)	(46)
Foreign exchange contracts	19	(12)	—	—	—	(5)	3	1	(3)	3

Total derivatives, net	4	(21)	—	—	—	(8)	3	(21)	37	(6)

Subtotal	¥461	¥(13)	¥—	¥820	¥(826)	¥(8)	¥45	¥30	¥(45)	¥464

Loans and receivables	¥191	¥23	¥—	¥142	¥(118)	¥—	¥28	¥69	¥(44)	¥291
Collateralized agreements	17	1	—	—	(8)	—	2	—	—	12
Other assets
Non-trading debt securities	3	1	—	1	(4)	—	0	20	—	21
Other	196	27	0	12	(6)	—	23	—	1	253

Total	¥868	¥39	¥0	¥975	¥(962)	¥(8)	¥98	¥119	¥(88)	¥1,041

Liabilities:
Trading liabilities
Equities	¥1	¥(1)	¥—	¥7	¥(8)	¥—	¥0	¥0	¥(1)	¥0
Foreign government, agency and municipal securities	0	0	—	—	—	—	0	—	—	—
Bank and corporate debt securities	3	2	—	5	(6)	—	0	3	(2)	1
Collateralized debt obligations (“CDOs”) and other	—	—	—	0	0	—	—	—	—	—
Investment trust funds and other	0	0	—	—	0	—	0	—	—	0

Total trading liabilities	¥4	¥1	¥—	¥12	¥(14)	¥—	¥0	¥3	¥(3)	¥1

Short-term borrowings	30	(1)	0	59	(59)	—	2	5	(15)	23
Payables and deposits	17	0	0	3	—	—	1	4	(10)	15
Long-term borrowings	493	(40)	(2)	285	(276)	—	7	55	(132)	474
Other liabilities	21	6	—	29	(3)	—	3	0	0	44

Total	¥565	¥(34)	¥(2)	¥388	¥(352)	¥—	¥13	¥67	¥(160)	¥557

(1)
Includes gains and losses reported primarily within
Net gain on trading, Gain on private equity and debt investments, and also within
Gain (loss) on investments in equity securities, Revenue
—Other
and
Non-interest
expenses
—Other, Interest and dividends
and
Interest expense
in the consolidated statements of income.

(2)	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.

(3)	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
(4)	Amounts of gains and losses on these transfers which were recognized in the period when the Transfers into Level 3 occurred were not significant for the years ended March 31, 2023 and March 31, 2024.
(5)
Transfers into Level
 3
indicate certain valuation inputs of a financial instrument become unobservable or significant.
Transfers out of Level
 3
indicate certain valuation inputs of a financial instrument become observable or insignificant. See “
Quantitative and qualitative information regarding significant unobservable valuation inputs”
above for the valuation inputs of each financial instruments.

Unrealized gains and losses recognized for Level 3 financial instruments
The following table presents the amounts of unrealized gains (losses) for the years ended March 31, 2023 and 2024, relating to those financial instruments which Nomura classified in Level 3 within the fair value hierarchy and that were still held by Nomura at the relevant consolidated balance sheet date.

	Billions of yen
	March 31
	2023	2024

	Unrealized gains / (losses) (1)
Assets:
Trading assets and private equity and debt investments
Equities	¥(2)	¥0
Private equity and debt investments	9	11
Japanese agency and municipal securities	0	—
Foreign government, agency and municipal securities	(1)	1
Bank and corporate debt securities and loans for trading purposes	13	(7)
Commercial mortgage-backed securities (“CMBS”)	0	0
Residential mortgage-backed securities (“RMBS”)	0	1
Real estate-backed securities	2	1
Collateralized debt obligations (“CDOs”) and other	(6)	(4)
Investment trust funds and other	0	0

Total trading assets and private equity and debt investments	15	3

Derivatives, net (2)
Equity contracts	7	1
Interest rate contracts	(8)	(39)
Credit contracts	1	8
Foreign exchange contracts	0	(14)

Total derivatives, net	0	(44)

Subtotal	¥15	¥(41)

Loans and receivables	14	22
Collateralized agreements	0	0
Other assets
Non-Trading debt Securities	0	1
Other	(7)	9

Tota l	¥22	¥(9)

Liabilities:
Trading liabilities
Equities	¥0	¥—
Foreign government, agency and municipal securities	0	0

	Billions of yen
	March 31
	2023	2024

	Unrealized gains / (losses) (1)
Bank and corporate debt securities	0	1

Total trading liabilities	¥0	¥1

Short-term borrowings (3)	(3)	0
Payables and deposits (3)	1	0
Long-term borrowings (3)	22	(21)
Other liabilities	0	3

Tota l	¥20	¥(17)

(1)
Includes gains and losses reported within
Net gain on trading, Gain on private equity and debt investments
, and also within
Gain(loss) on investments in equity securities, Revenue
—
Other
and
Non-interest
expenses
—
Other, Interest and dividends
and
Interest expense
in the consolidated statements of income.

(2)	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
(3)
Includes unrealized gains and losses of ¥7 billion and ¥(1)

billion for the years ended March 31, 2023 and 2024 recognized in
Other comprehensive income (loss) fo
r recurring Level 3 fair value measurements held at the end of the reporting period.

Investments in investment funds that calculate NAV per share
In the normal course of business, Nomura invests in
non-consolidated
funds which meet the definition of investment companies or are similar in nature and which do not have readily determinable fair values. For certain of these investments, Nomura uses NAV per share as the basis for valuation as a practical expedient. Some of these investments are redeemable at different amounts from NAV per share.
The following tables present information on these investments where NAV per share is calculated or disclosed as of March 31, 2023 and 2024. Investments are presented by major category relevant to the nature of Nomura’s business and risks.

	Billions of yen
	March 31, 2023
	Fair value	Unfunded commitments (1)	Redemption frequency (if currently eligible) (2)	Redemption notice (3)
Hedge funds	¥12	¥1	Monthly	Same day -30 days
Venture capital funds	11	9	—	—
Private equity funds	24	10	—	—
Real estate funds	3	1	—	—

Total	¥50	¥21

	Billions of yen
	March 31, 2024
	Fair value	Unfunded commitments (1)	Redemption frequency (if currently eligible) (2)	Redemption notice (3)
Hedge funds	¥10	¥3	Monthly	Sam e day-30 days
Venture capital funds	15	6	—	—
Private equity funds	33	13	—	—
Real estate funds	4	0	—	—

Total	¥62	¥22

(1)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(2)	The frequency with which Nomura is permitted to redeem investments.
(3)	The range in prior notice period for redemption.
Hedge funds:
These investments include funds of funds that invest in multiple asset classes. The fair values of these investments are determined using NAV per share. Although majority of these funds are redeemable monthly, certain funds cannot be redeemed within one month due to contractual, liquidity or gating issues. The redemption period is unknown for certain suspended or liquidating funds. Some of these investments contain restrictions against transfers of the investments to third parties.
Venture capital funds:
These investments include primarily
start-up
funds. The fair values of these investments are determined using NAV per share. Most of these funds cannot be redeemed within six months. The redemption period is unknown for certain suspended or liquidating funds. Some of these investments contain restrictions against transfers of the investments to third parties.
Private equity funds:
These investments are made mainly in various sectors in Europe, U.S. and Japan. The fair values of these investments are determined using NAV per share. Redemption is restricted for most of these investments. The redemption period is unknown for certain suspended or liquidating funds. Some of these investments contain restrictions against transfers of the investments to third parties.

Real estate funds:
These are investments in commercial and other types of real estate. The fair values of these investments are determined using NAV per share. Redemption is restricted for most of these investments. The redemption period is unknown for certain suspended or liquidating funds. Some of these investments contain restrictions against transfers of the investments to third parties.
Fair value option for financial assets and financial liabilities
Nomura measures certain eligible financial assets and liabilities at fair value through the election of the fair value option permitted by ASC 815 “
Derivatives and Hedging
” and ASC 825 “
Financial Instruments.
” When Nomura elects the fair value option for an eligible item, changes in that item’s fair value are recognized through earnings. Election of the fair value option is generally irrevocable unless an event occurs that gives rise to a new basis of accounting for that instrument.
The financial assets and financial liabilities primarily elected for the fair value option by Nomura, and the reasons for the election, are as follows:

•
Equity method investments reported within
Trading assets and private equity and debt investments
and
Other assets
held for capital appreciation or current income purposes which Nomura generally has an intention to exit rather than hold indefinitely. Nomura elects the fair value option to more appropriately represent the purpose of these investments in these consolidated financial statements.

•
Certain loans receivables and receivables from customers reported within
Loans and Receivables
which are risk managed on a fair value basis and undrawn loan commitments related to such loans receivable expected to be funded. Nomura elects the fair value option to mitigate volatility through earnings caused by the difference in measurement basis that otherwise would arise between loans and the derivatives used to risk manage those instruments.

•
Reverse repurchase and repurchase agreements reported within
Collateralized agreements
and
Collateralized financing
which are risk managed on a fair value basis. Nomura elects the fair value option to mitigate volatility through earnings caused by the difference in measurement basis that otherwise would arise between the reverse repurchase and repurchase agreements and the derivatives used to risk manage those instruments.

•
All structured notes issued on or after April 1, 2008 reported within
Short-term borrowings
or
Long-term borrowings
. Nomura elects the fair value option for those structured notes primarily to mitigate the volatility through earnings caused by differences in the measurement basis for structured notes and the derivatives Nomura uses to risk manage those positions. Nomura also elects the fair value option for certain notes issued by consolidated VIEs for the same purpose and for certain structured notes issued prior to April 1, 2008. Certain subsidiaries elect the fair value option for structured loans and vanilla debt securities issued by those subsidiaries.

•
Certain structured deposit issuances reported within
Deposits received at banks.
Nomura elects the fair value option for those structured deposits primarily to mitigate the volatility through earnings caused by differences in the measurement basis for structured deposits and the derivatives Nomura uses to risk manage those positions.

•
Financial liabilities reported within
Long-term borrowings
recognized in transactions which are accounted for as secured financing transactions under ASC 860. Nomura elects the fair value option for these financial liabilities to mitigate volatility through earnings that otherwise would arise had this election not been made. Even though Nomura usually has little or no continuing economic exposure to the transferred financial assets, they remain on the consolidated balance sheets and continue to be carried at fair value, with changes in fair value recognized through earnings.

•
Financial reinsurance contracts reported within
Other assets
. Nomura elects the fair value option to mitigate income volatility caused by the difference in measurement basis that would otherwise exist. Changes in the fair value of the reinsurance contracts carried at fair value are reported in the consolidated statements of income.

Interest and dividends arising from financial instruments for which the fair value option has been elected are recognized within
Interest and dividends, Interest expense
or
Revenue
—
Net gain on trading
.
The following table presents gains (losses) due to changes in fair value for financial instruments carried at fair value using the fair value option for the years ended March 31, 2022, 2023 and 2024.

	Billions of yen
	Year ended March 31
	2022	2023	2024

	Gains/(Losses) (1)
Assets:
Trading assets and private equity and debt investments (2)
Trading assets	¥1	¥(1)	¥0
Private equity and debt investments	6	2	2
Loans and receivables	39	35	54
Collateralized agreements (3)	(1)	0	6
Other assets (2)	(3)	(12)	22

Total	¥42	¥24	¥84

Liabilities:
Short-term borrowings (4)	¥60	¥208	¥13
Payables and deposits	4	7	8
Collateralized financing (3)	3	(5)	(17)
Long-term borrowings (4)(5)	275	298	(110)
Other liabilities (6)	4	7	(1)

Total	¥346	¥515	¥(107)

(1)	Includes gains and losses reported primarily within Revenue – Net gain on trading and Revenue —Other in the consolidated statements of income.
(2)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(3)	Includes reverse repurchase and repurchase agreements.
(4)	Includes structured notes and other financial liabilities.
(5)	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
(6)	Includes unfunded written loan commitments.
As of March 31, 2023 and 2024, Nomura held an economic interest of 39.32% and 39.57% in American Century Companies, Inc., respectively. The investment is carried at fair value on a recurring basis through election of the fair value option and is reported within
Other assets – Other
in the consolidated balance sheets
.

In determining instrument-specific credit risk relating to loans and receivables elected for the fair value option, for floating-rate instruments substantially all the changes in fair value are attributable to changes in instrument-specific credit risk whereas for fixed-rate loans and receivables, gains and losses may also be attributable to changes in interest rates. In those instances, allocations are generally made based on analysis of borrower-specific credit spread and recovery information, where available, to determine the impact of instrument-specific credit risk.
For the year ended March 31, 2022 changes in gains and losses attributable to instrument-specific credit risk of loans and receivables elected for the fair value option were primarily due to an increase in the estimated fair value of receivables recognized for claims in connection with the U.S. Prime Brokerage Event elected to be measured at fair value. Changes in gains and losses attributable to instrument-specific credit risk from other loans and receivables were not significant.
For the year ended March 31, 2023, changes in gains and losses attributable to instrument-specific credit risk of loans and receivables elected for the fair value option were primarily due to a recovery of the claims with the U.S. Prime Brokerage Event elected to be measured at fair value. Changes in gains and losses attributable to instrument-specific credit risk for other loans and receivables were not significant. See Note 20 “
Segment and geographic information
” for further information on this recovery of the claims.
For the year ended March 31, 2024, there was no significant impact on financial assets for which the fair value option was elected attributable to instrument-specific credit risks.
Nomura calculates the impact of changes in its own creditworthiness on certain financial liabilities for which the fair value option is elected by revaluation techniques using a rate which incorporates observable changes in its credit spread.
The following table presents changes in the valuation adjustment for Nomura’s own creditworthiness recognized in the consolidated statements of comprehensive income during the years ended March 31, 2023 and 2024 in respect of financial liabilities elected for the fair value option recognized in other comprehensive income during the years. The following table also presents amounts reclassified to the consolidated statements of income from accumulated other comprehensive income on early settlement of such financial liabilities during the years ended March 31, 2023 and 2024 and the cumulative amounts recognized in accumulated other comprehensive income as of March 31, 2023 and 2024.

	Billions of yen
	Year ended March 31
	2023	2024
Changes recognized as a credit (debit) to other comprehensive income	¥95	¥(82)
Credit (debit) amounts reclassified to earnings	0	0
Cumulative credit balance recognized in accumulated other comprehensive income	145	56
As of March 31, 2023, the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of
Loans and receivables
for which the fair value option was elected was ¥45 billion less than the principal balance of such
Loans and receivables
. There were no
Loans and receivables
for which the fair value option was elected that were 90 days or more past due. The fair value of the aggregate unpaid principal balance (which is contractually principally protected) of
Long-term borrowings
for which the fair value option was elected was ¥451 billion less than the principal balance of such
Long-term borrowings
.
As of March 31, 2024, the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of
Loans and receivables
for which the fair value option was elected was ¥48 billion less than the principal balance of such
Loans and receivables
. There were no
Loans and receivables
for which the fair value option was elected that were 90 days or more past due. The fair value of the aggregate unpaid principal balance (which is contractually principally protected) of
Long-term borrowings
for which the fair value option was elected was ¥444 billion less than the principal balance of such
Long-term borrowings
.

Investment by Investment companies
Nomura carries all of investments by investment companies under ASC 946 “
Financial Services—Investment Companies
” at fair value, with changes in fair value recognized through the consolidated statements of income.
Concentrations of credit risk
Concentrations of credit risk may arise from trading, securities financing transactions and underwriting activities, and may be impacted by changes in political or economic factors. Nomura has credit risk concentrations on debt securities issued by the Japanese Government, U.S. Government, British Government (“U.K.”), Governments within the European Union (“EU”), their states and municipalities, and their agencies. These concentrations generally arise from taking trading positions and are reported within
Trading assets
in the consolidated balance sheets. Government, agency and municipal securities, including
Securities pledged as collateral
, represented 16% of total assets as of March 31, 2023 and 15% as of March 31, 2024.
The following tables present geographic allocations of Nomura’s trading assets related to government, agency and municipal securities as of March 31, 2023 and 2024. See Note 3 “
Derivative instruments and hedging activities
” for further information regarding the concentration of credit risk for derivatives.

	Billions of yen
	March 31, 2023
	Japan	U.S.	EU & U.K.	Other	Total (1)
Government, agency and municipal securities	¥1,786	¥2,561	¥2,309	¥925	¥7,581

	Billions of yen
	March 31, 2024
	Japan	U.S.	EU & U.K.	Other	Total (1)
Government, agency and municipal securities	¥2,101	¥3,139	¥1,469	¥1,522	¥8,231

(1)
Other than above, there were ¥324 billion and ¥248 billion of government, agency and municipal securities reported within
Other assets
—
Non-trading
debt securities
in the consolidated balance sheets as of March 31, 2023 and 2024, respectively. These securities are primarily Japanese government, agency and municipal securities.

Estimated fair value of financial instruments not carried at fair value
Certain financial instruments are not carried at fair value on a recurring basis in the consolidated balance sheets since they are neither held for trading purposes nor are elected for the fair value option. These are typically carried at contractual amounts due or amortized cost.
The carrying value of the majority of the financial instruments detailed below approximates their fair value since they are short-term in nature and contain minimal credit risk. These financial instruments include financial assets reported within
Cash and cash equivalents, Time deposits, Deposits with stock exchanges and other segregated cash, Receivables from customers, Receivables from other than customers, Securities purchased under agreements to resell
and
Securities borrowed
and financial liabilities reported within
Short-term borrowings, Payables to customers, Payables to other than customers, Deposits received at banks, Securities sold under agreements to repurchase, Securities loaned
and
Other secured borrowings
in the consolidated balance sheets.

The fair values of other financial instruments which are longer-term in nature or may contain more than minimal credit risk may be different to their carrying value. Financial assets of this type primarily include certain loans which are reported within
Loans receivable
while financial liabilities primarily include long-term borrowings which are reported within
Long-term borrowings
.
The following tables present carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument not carried at fair value on a recurring basis in the consolidated balance sheets as of March 31, 2023 and 2024.

	Billions of yen
	March 31, 2023 (1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥3,821	¥3,821	¥3,821	¥—	¥—
Time deposits	409	409	—	409	—
Deposits with stock exchanges and other segregated cash	291	291	—	291	—
Loans receivable (2)	4,010	4,009	—	2,855	1,154
Securities purchased under agreements to resell	13,834	13,834	—	13,817	17
Securities borrowed	4,283	4,283	—	4,283	—

Total	¥26,648	¥26,647	¥3,821	¥21,655	¥1,171

Liabilities:
Short-term borrowings	¥1,009	¥1,009	¥—	¥978	¥31
Deposits received at banks	2,138	2,138	—	2,121	17
Securities sold under agreements to repurchase	14,218	14,218	—	14,218	—
Securities loaned	1,557	1,557	—	1,557	—
Other secured borrowings	334	334	—	334	—
Long-term borrowings	10,399	10,350	27	9,795	528

Total	¥29,655	¥29,606	¥27	¥29,003	¥576

	Billions of yen
	March 31, 2024 (1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥4,239	¥4,239	¥4,239	¥—	¥—
Time deposits	546	546	—	546	—
Deposits with stock exchanges and other segregated cash	370	370	—	370	—
Loans receivable (2)	5,467	5,464	—	4,057	1,407
Securities purchased under agreements to resell	15,621	15,621	—	15,609	12
Securities borrowed	5,374	5,374	—	5,374	—

Total	¥31,617	¥31,614	¥4,239	¥25,956	¥1,419

Liabilities:
Short-term borrowings	¥1,055	¥1,055	¥—	¥1,032	¥23
Deposits received at banks	2,356	2,356	—	2,341	15
Securities sold under agreements to repurchase	16,870	16,870	—	16,870	—
Securities loaned	2,133	2,133	—	2,133	—
Other secured borrowings	393	393	—	393	—
Long-term borrowings	12,452	12,478	22	11,953	503

Total	¥35,259	¥35,285	¥22	¥34,722	¥541

(1)	Includes financial instruments which are carried at fair value on a recurring basis.
(2)	Carrying values are shown after deducting relevant allowances for credit losses.
Assets and liabilities measured at fair value on a nonrecurring basis
In addition to financial instruments carried at fair value on a recurring basis, Nomura also measures other financial and non-financial
assets and liabilities at fair value on a nonrecurring basis, where the primary measurement basis is not fair value. Fair value is only used in specific circumstances after initial recognition such as to measure impairment.
As of March 31, 2023, there were no significant amount of assets or liabilities which were measured at fair value on a nonrecurring basis.
As of March 31, 2024, there were no significant amount of assets or liabilities which were measured at fair value on a nonrecurring basis.